Discontinued Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS

NOTE 5 — DISCONTINUED OPERATIONS

ASC 360-10-45-9 requires that a long-lived asset (disposal group) to be sold shall be classified as held for sale in the period in which a set of criteria have been met, including criteria that the sale of the asset (disposal group) is probable, and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. For the Goedeker Spin-Off, these criteria were achieved on September 10, 2020, when the board approved the Goedeker Spin-Off and subsequently on October 23, 2020, when the Company completed the Goedeker Spin-Off. These criteria were achieved in March 2021 for the Neese Spin-Off.

The discontinued operations as of December 31, 2020 and for the nine months ended September 30, 2021 are comprised entirely of the business of Neese. The discontinued operations for the three and nine months ended September 30, 2020 are comprised of the businesses of Neese and Goedeker.

For comparability purposes, certain prior period line items relating to the assets held for sale have been reclassified and presented as discontinued operations for all periods presented in the accompanying consolidated statements of operations, consolidated statements of cash flows, and the consolidated balance sheets.

In accordance with ASC 205-20-S99, Allocation of Interest to Discontinued Operations, the Company elected to not allocate consolidated interest expense to discontinued operations where the debt is not directly attributable to or related to discontinued operations.

The following information presents the major classes of line item of assets and liabilities included as part of discontinued operations in the consolidated balance sheets as of December 31, 2020:

December 31, 2020
Current Assets – discontinued operations:
Cash	$416,831
Accounts receivable, net	334,095
Inventories, net	305,080
Prepaid expenses and other current assets	268,602
Total current assets – discontinued operations	1,324,608

Noncurrent Assets – discontinued operations:
Property and equipment, net	1,925,844
Operating lease right of use assets	501,827
Goodwill	22,166
Intangible assets, net	7,933
Total noncurrent assets	$2,457,770

Current liabilities – discontinued operations:
Accounts payable and accrued expenses	$484,852
Current portion of operating lease liability	67,725
Notes payable – current portion	446,545
Total current liabilities – discontinued operations	999,122

Long term liabilities – discontinued operations:
Notes payable – long term, net of current portion	4,187,376
Accrued expenses – long term, related party	1,359,989
Financing lease liability, net of current portion	434,102
Total long term liabilities – discontinued operations	$5,981,467

The following information presents the major classes of line items constituting the after-tax loss from discontinued operations in the consolidated statements of operations for the nine months ended September 30, 2021 and 2020 and for the three months ended September 30, 2020:

	Nine Months Ended September 30, 2021	Nine Months Ended September 30, 2020	Three Months Ended September 30, 2020
REVENUES
Services	$612,862	$1,853,721	$640,695
Sales of parts and equipment	324,189	2,053,964	1,448,917
Furniture and appliances	—	38,397,306	13,435,098
TOTAL REVENUE	937,051	42,304,991	15,524,710
OPERATING EXPENSES
Cost of sales	298,050	33,913,519	12,588,302
Personnel costs	485,774	5,780,986	2,571,387
Depreciation and amortization	360,746	1,213,102	405,499
Fuel	112,746	275,368	89,169
General and administrative	290,872	7,407,433	3,315,868
TOTAL OPERATING EXPENSES	1,548,188	48,590,408	18,970,226
LOSS FROM OPERATIONS	(611,137)	(6,285,417)	(3,445,516)
OTHER INCOME (EXPENSE)
Financing costs and loss on early extinguishment of debt	(320)	(2,646,757)	(508,943)
Gain on forgiveness of debt	380,247	—	(903,570)
Gain on sale of assets	548,723	54,748	16,981
Loss on acquisition receivable	—	(809,000)	—
Change in warrant liability	—	(2,127,656)	—
Interest expense	(78,308)	(913,028)	(235,927)
Other income (expense)	1,200	9,400	3,075
TOTAL OTHER INCOME (EXPENSE)	851,542	(6,432,293)	(1,628,384)
NET LOSS BEFORE INCOME TAXES	240,405	(12,717,710)	(5,073,900)
INCOME TAX BENEFIT	—	(2,309,929)	(873,176)
NET INCOME (LOSS) BEFORE NON-CONTROLLING INTERESTS	240,405	(10,407,780)	(4,200,724)
LESS NET INCOME (LOSS) ATTRIBUTABLE TO NON-CONTROLLING INTERESTS	108,182	(3,260,361)	(1,669,777)
NET INCOME (LOSS) ATTRIBUTABLE TO SHAREHOLDERS	$132,223	$(7,147,420)	$(2,530,948)

The following information presents the major classes of line items constituting significant operating, investing and financing cash flow activities in the unaudited consolidated statements of cash flows relating to discontinued operations:

	Nine Months Ended September 30,
	2021	2020
Cash flows from operating activities of discontinued operations:
Net Income (Loss)	$240,405	$(10,407,780)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities of discontinued operations:
Depreciation and amortization	360,746	1,213,357
Amortization of financing costs and warrant features	2,187	841,305
Stock compensation	—	281,194
Amortization of operating lease right-of-use assets	19,007	47,033
Gain on forgiveness of PPP loans	(380,247)	—
Loss on extinguishment of debt	—	1,699,463
Gain on sale of equipment	(548,723)	(54,748)
Change in fair value of warrant liability	—	2,127,656
Write-off of acquisition receivable	—	809,000
Changes in operating assets and liabilities:
Accounts receivable	10,698	637,776
Inventory	(161,286)	(2,239,997)
Prepaid expenses and other assets	49,222	(873,580)
Accounts payable and accrued expenses	118,980	2,656,694
Change in operating lease ROU assets	—	314,332
Operating lease liability	(19,007)	(361,365)
Vendor deposits	—	(252,688)
Deposits	—	12,925,530
Customer deposits	—	(1,962,129)
Accrued expense long-term	137,438	340,656
Net cash used in operating activities from discontinued operations	$(170,580)	$7,741,709

Cash flows from investing activities in discontinued operations:
Proceeds from sale of equipment	$675,000	$49,494
Purchase of equipment	(30,697)	(67,396)
Net cash provided by (used in) investing activities in discontinued operations	$644,303	$(17,902)

Cash flows from financing activities in discontinued operations:
Proceeds from initial public offering	$—	$8,602,166
Proceeds from note payable	380,385	1,612,297
Repayments of notes payable	(589,078)	(2,432,337)
Payments on convertible notes payable	—	(771,431)
Repayment of floor plan	—	(10,581)
Net borrowings from lines of credit	—	(1,339,430)
Financing fees	—	(219,110)
Repayment of financing lease	—	(634,458)
Net cash used in financing activities in discontinued operations	$(208,693)	$4,807,116

The following are the financial instruments of the discontinued operations:

Lines of Credit

Burnley Capital LLC

On April 5, 2019, Goedeker, as borrower, and Holdco entered into a loan and security agreement with Burnley Capital LLC (“Burnley”) for revolving loans in an aggregate principal amount that will not exceed the lesser of (i) the borrowing base (as defined in the loan and security agreement) or (ii) $1,500,000 minus reserves established Burnley at any time in accordance with the loan and security agreement. In connection with the closing of the acquisition of Goedeker Television on April 5, 2019, Goedeker borrowed $744,000 under the loan and security agreement and issued a revolving note to Burnley in the principal amount of up to $1,500,000. As of December 31, 2019, the balance of the line of credit was $571,997.

On August 4, 2020, Goedeker used a portion of the proceeds from its initial public offering (the “Goedeker IPO”) to repay the revolving note in full and the loan and security agreement was terminated. The total payoff amount was $118,194, consisting of principal of $32,350, interest of $42 and prepayment, legal, and other fees of $85,802.

Northpoint Commercial Finance LLC

On June 24, 2019, Goedeker entered into a loan and security agreement with Northpoint Commercial Finance LLC, which was amended on August 2, 2019, for revolving loans up to an aggregate maximum loan amount of $1,000,000 for the acquisition, financing or refinancing by Goedeker of inventory at an interest rate of LIBOR plus 7.99%. As of December 31, 2019, the balance of the line of credit was $678,993. Goedeker terminated the loan and security agreement on May 18, 2020.

Home State Bank

On June 13, 2018, Neese entered into a term loan agreement with Home State Bank, pursuant to which Neese issued a promissory note to Home State Bank in the principal amount of $3,654,074 with an annual interest rate of 6.85% and with covenants to maintain a minimum debt coverage ratio of 1.00 to 1.25 measured at December 31, 2020. Neese met this covenant for the year ended December 31, 2020. On July 30, 2020, Neese entered into a change in terms agreement with Home State Bank to amend the terms of the term loan. Pursuant to the change in terms agreement: (i) the maturity date was extended to July 30, 2022; (ii) the interest rate was changed to 5.50%; (iii) Neese agreed to pay accrued interest in the amount of $95,970; (iv) Neese agreed to make payments of $30,000 beginning on September 30, 2020 and continuing thereafter on a monthly basis until maturity, at which time a final interest payment is due; (v) Neese agreed to make a payment of $260,000 on December 30, 2020 and December 30, 2021; (vi) Neese agreed to make two new advances under the note in the amounts $51,068 and $517,529 to repay in full Neese’s capital lease transactions due to Utica Leaseco LLC described below; (vii) Neese agreed to pay a loan fee of $17,500; and (viii) Home State Bank agreed to make a loan advance to checking for $17,500. The balance of the note amounts to $3,225,321, comprised of principal of $3,239,176, net of unamortized debt discount of $13,855 as of December 31, 2020.

If Neese sells property, plant, and equipment securing the loan, it must remit the appraised value of the equipment to Home State Bank. During the nine months ended September 30, 2021 and 2020, $400,000 and $145,690, respectively, was remitted to Home State Bank pursuant to this requirement.

Notes Payable and Warrant Liability

Arvest Loan

On August 25, 2020, Goedeker entered into a promissory note and security agreement with Arvest Bank for a loan in the principal amount of $3,500,000. As of October 23, 2020, the outstanding balance of this loan is $3,340,602, comprised of principal of $3,446,126, net of unamortized loan costs of $103,524.

PPP Loan

On April 8, 2020, Goedeker received a $642,600 PPP loan from the SBA under the provisions of the CARES Act. The PPP loan had an 18-month term and bore interest at a rate of 1.0% per annum. Monthly principal and interest payments were deferred for six months after the date of disbursement. The PPP provides that the loan could be partially or wholly forgiven if the funds were used for certain qualifying expenses as described in the CARES Act. The balance of the PPP loan was $642,600 as of September 30, 2020 and was classified as a current liability. On November 2, 2020, Goedeker repaid the PPP loan.

Small Business Community Capital II, L.P.

On April 5, 2019, Goedeker, as borrower, and Holdco entered into a loan and security agreement with Small Business Community Capital II, L.P. (“SBCC”) for a term loan in the principal amount of $1,500,000, pursuant to which Goedeker issued to SBCC a term note in the principal amount of up to $1,500,000 and a ten-year warrant to purchase shares of the most senior capital stock of Goedeker equal to 5.0% of the outstanding equity securities of Goedeker on a fully-diluted basis for an aggregate price equal to $100. As of December 31, 2019, the balance of the note was $999,201.

On August 4, 2020, Goedeker used a portion of the proceeds from the Goedeker IPO to repay the term note in full and the loan and security agreement was terminated. The total payoff amount was $1,122,412 consisting of principal of $1,066,640, interest of $11,773 and prepayment, legal, and other fees of $43,999.

Goedeker classified the warrant as a derivative liability on the balance sheet at June 30, 2020 of $2,250,000 based on the estimated value of the warrant in the Goedeker IPO. The increase in the value of the warrant from the estimated value of $122,344 at December 31, 2020 resulted in a charge of $2,127,656 during the period January 1, 2020 through October 23, 2020 (date of distribution). Immediately prior to the closing of the Goedeker IPO on August 4, 2020, SBCC converted the warrant into 250,000 shares of common stock.

10% Promissory Note

A portion of the purchase price for the acquisition of Neese was paid by the issuance of a promissory note in the principal amount of $1,025,000 by 1847 Neese and Neese to the Neese Sellers. The note bears interest on the outstanding principal amount at the rate of ten percent (10%) per annum and was due and payable in full on March 3, 2018. The note is unsecured and contains customary events of default. The note has not been repaid, so the Company is in default under this note. Under terms of the term loan with Home State Bank described above, this note may not be paid until the term loan is paid in full. The payees on the note agreed to the modification of its terms by signing the loan agreement for the Home State Bank term loan. Accordingly, the loan is shown as a long-term liability as of December 31, 2020. Additionally, Home State Bank limits the payment of interest on this note to $40,000 annually. The Company continued to accrue interest at the contract rate; however, given the limitations of the term loan, all accrued interest in excess of $40,000 is included in long-term accrued expenses.

Notes Payable, Related Parties

A portion of the purchase price for the acquisition of Goedeker Television was paid by the issuance by Goedeker to Steve Goedeker, as representative of Goedeker Television, of a 9% subordinated promissory note in the principal amount of $4,100,000. As of December 31, 2019, the balance of the note was $3,300,444.

Pursuant to a settlement agreement, the parties entered into an amendment and restatement of the note that became effective as of the closing of the Goedeker IPO on August 4, 2020, pursuant to which (i) the principal amount of the existing note was increased by $250,000, (ii) upon the closing of the Goedeker IPO, Goedeker agreed to make all payments of principal and interest due under the note through the date of the closing, and (iii) from and after the closing, the interest rate of the note was increased from 9% to 12%. In accordance with the terms of the amended and restated note, Goedeker used a portion of the proceeds from the Goedeker IPO to pay $1,083,842 of the balance of the note representing a $696,204 reduction in the principal balance and interest accrued through August 4, 2020 of $387,638.

In August 2020, Goedeker refinanced this note payable with proceeds from a loan from Arvest Bank. In connection with the refinance, Goedeker recorded a $757,239 loss on extinguishment of debt consisting of a $250,000 forbearance fee, write-off of unamortized loan discount of $338,873, and write-off of unamortized debt costs of $168,366.

Convertible Promissory Note

On April 5, 2019, the Company, Holdco and Goedeker entered into a securities purchase agreement with Leonite Capital LLC, a Delaware limited liability company, pursuant to which they issued to Leonite Capital LLC a secured convertible promissory note in the aggregate principal amount of $714,286 due April 5, 2020. See Note 12 for further details of the convertible promissory note.

Financing Lease

The cash portion of the purchase price for the acquisition of Neese was financed under a capital lease transaction for Neese’s equipment with Utica Leaseco, LLC (“Utica”), pursuant to a master lease agreement, dated March 3, 2017, between Utica, as lessor, and 1847 Neese and Neese, as co-lessees (collectively, the “Lessee”), which was amended on June 14, 2017. Under the master lease agreement, as amended, Utica loaned an aggregate of $3,240,000 for certain of Neese’s equipment listed therein, which it leases to the Lessee. A portion of the proceeds from the term loan from Home State Bank were applied to reduce the balance of this lease to $475,000. The lease was payable in 46 payments of $12,882 beginning July 3, 2018 and an end-of-term buyout of $38,000.

On October 31, 2017, the parties entered into a second equipment schedule to the master lease agreement, pursuant to which Utica loaned an aggregate of $980,000 for certain of Neese’s equipment listed therein. The term of the second equipment schedule was 51 months and agreed monthly payments are $25,807.

On July 29, 2020, the Company paid $568,597 to repay this capital lease transaction with Utica in full.

NOTE 5 — DISCONTINUED OPERATIONS

ASC 360-10-45-9 requires that a long-lived asset (disposal group) to be sold shall be classified as held for sale in the period in which a set of criteria have been met, including criteria that the sale of the asset (disposal group) is probable and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. This criteria was achieved on September 10, 2020, when the board approved the Goedeker Spin-Off and subsequently on October 23, 2020, when the Company completed the Goedeker Spin-Off. Additionally, the discontinued operations are comprised of the entirety of the business of Goedeker. Lastly, for comparability purposes certain prior period line items relating to the assets held for sale have been reclassified and presented as discontinued operations for all periods presented in the accompanying consolidated statements of operations, consolidated statements of cash flows, and the consolidated balance sheets.

In accordance with ASC 205-20-S99, “Allocation of Interest to Discontinued Operations”, the Company elected to not allocate consolidated interest expense to discontinued operations where the debt is not directly attributable to or related to discontinued operations.

The following information presents the major classes of line item of assets and liabilities included as part of discontinued operations in the consolidated balance sheet as of December 31, 2019. There was no balance sheet upon the completion of the Goedeker Spin-off.

December 31, 2019
Current Assets – discontinued operations:
Cash	$64,470
Accounts receivable, net	1,862,086
Vendor deposits	294,960
Inventories, net	1,380,090
Prepaid expenses and other current assets	892,796
Total current assets – discontinued operations	$4,494,402

Noncurrent Assets – discontinued operations:
Property and equipment, net	185,606
Operating lease right of use assets	2,000,755
Goodwill	4,976,016
Intangible assets, net	1,878,844
Deferred tax asset	698,303
Other assets	45,000
Total noncurrent assets	$9,784,524

Current liabilities – discontinued operations:
Accounts payable and accrued expenses	$2,465,220
Current portion of operating lease liability	422,520
Advances, related party	137,500
Lines of credit	1,250,930
Notes payable – current portion	2,068,175
Warrant liability	122,344
Convertible promissory note – current portion	584,943
Customer deposits	4,164,296
Total current liabilities – discontinued operations	$11,215,928

Long term liabilities – discontinued operations:
Operating lease liability – long term, net of current portion	1,578,235
Notes payable – long term, net of current portion	2,231,469
Contingent note payable	49,248
Total long term liabilities – discontinued operations	$3,858,952

The following information presents the major classes of line items constituting the after-tax loss from discontinued operations in the consolidated statements of operations for the period from January 1, 2020 through October 23, 2020 and the year ended December 31, 2019:

	Period from January 1, 2020 through October 23, 2020	Period from April 6, 2019 through December 31, 2019
REVENUES
Furniture and appliances revenue	$42,715,266	$34,668,113
TOTAL REVENUE
OPERATING EXPENSES
Cost of sales	35,613,453	28,596,127
Personnel costs	4,715,687	2,909,752
Depreciation and amortization	276,914	271,036
General and administrative	7,022,720	4,608,434
TOTAL OPERATING EXPENSES	47,628,774	7,789,221
NET LOSS FROM OPERATIONS	(4,919,059)	(1,717,238)
OTHER INCOME (EXPENSE)
Financing costs	(757,646)	(520,160)
Loss on extinguishment of debt	(1,756,095)	—
Interest expense, net	(604,909)	(683,211)
Loss on acquisition receivable	(809,000)	—
Change in warrant liability	(2,127,656)	106,900
Interest income	9,674	—
Other income (expense)	—	15,010
TOTAL OTHER INCOME (EXPENSE)	(6,045,632)	(1,049,215)
NET LOSS BEFORE INCOME TAXES	(10,964,691)	(2,766,453)
INCOME TAX BENEFIT	(698,303)	(698,303)
NET LOSS BEFORE NON-CONTROLLING INTERESTS	(11,662,984)	(2,068,150)
LESS NET LOSS ATTRIBUTABLE TO NON-CONTROLLING INTERESTS	(4,491,222)	(620,445)
NET LOSS ATTRIBUTABLE TO 1847 HOLDINGS SHAREHOLDERS	$(7,172,772)	$(1,447,705)

The following information presents the major classes of line items constituting significant operating, investing and financing cash flow activities in the unaudited consolidated statements of cash flows relating to discontinued operations:

	Period from January 1, 2020 through October 23, 2020	Period from April 6, 2019 through December 31, 2019
Cash flows from operating activities of discontinued operations:
Net loss	$(11,662,994)	$(2,068,152)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities of discontinued operations:
Depreciation and amortization	276,913	271,036
Stock compensation	281,194	599,814
Amortization of financing costs	842,174	—
Loss on extinguishment of debt	1,955,787	—
Gain on write-down of contingent liability	—	(32,246)
Write-off of acquisition receivable	809,000	—
Change in fair value of warrant liability	2,127,656	(106,900)
Changes in operating assets and liabilities:
Accounts receivable	(3,585,090)	(1,405,904)
Vendor deposits	(252,688)	(294,960)
Inventory	(2,055,293)	471,161
Prepaid expenses and other assets	(1,106,409)	167,066
Change in operating lease right-of-use assets	—	299,245
Deferred tax asset	698,303	(698,303)
Accounts payable and accrued expenses	381,443	(1,464,657)
Customer deposits	14,427,180	1,855,990
Operating lease liability	—	(299,245)
Net cash provided by (used in) operating activities from discontinued operations	3,137,176	(2,706,053)

Cash flows from investing activities in discontinued operations:
Purchase of property and equipment	(51,059)	(2,200)
Net cash provided by investing activities in discontinued operations	(51,059)	(2,200)

Cash flows from financing activities in discontinued operations:
Proceeds from initial public offering	8,602,166	—
Proceeds from notes payable	642,600	1,500,000
Repayment of notes payable	(2,818,098)	(357,207)
Payments on convertible notes payable	—	650,000
Net borrowings (payments) from lines of credit	(1,339,430)	1,339,430
Cash paid for financing costs	(105,279)	(359,500)
Net cash used in financing activities	$4,981,959	$2,772,723

The following are the financial options of the discontinued operations:

Lines of Credit

Burnley Capital LLC

On April 5, 2019, Goedeker, as borrower, and Holdco entered into a loan and security agreement with Burnley Capital LLC (“Burnley”) for revolving loans in an aggregate principal amount that will not exceed the lesser of (i) the borrowing base (as defined in the loan and security agreement) or (ii) $1,500,000 minus reserves established Burnley at any time in accordance with the loan and security agreement. In connection with the closing of the acquisition of Goedeker Television on April 5, 2019, Goedeker borrowed $744,000 under the loan and security agreement and issued a revolving note to Burnley in the principal amount of up to $1,500,000. As of December 31, 2019, the balance of the line of credit was $571,997.

On August 4, 2020, Goedeker used a portion of the proceeds from the Goedeker IPO to repay the revolving note in full and the loan and security agreement was terminated. The total payoff amount was $118,194, consisting of principal of $32,350, interest of $42 and prepayment, legal, and other fees of $85,802.

Northpoint Commercial Finance LLC

On June 24, 2019, Goedeker, as borrower, entered into a loan and security agreement with Northpoint Commercial Finance LLC, which was amended on August 2, 2019, for revolving loans up to an aggregate maximum loan amount of $1,000,000 for the acquisition, financing or refinancing by Goedeker of inventory at an interest rate of LIBOR plus 7.99%. As of December 31, 2019, the balance of the line of credit was $678,993. Goedeker terminated the loan and security agreement on May 18, 2020 and there is no outstanding balance as of October 23, 2020.

Notes Payable and Warrant Liability

Arvest Loan

On August 25, 2020, Goedeker entered into a promissory note and security agreement with Arvest Bank for a loan in the principal amount of $3,500,000. As of October 23, 2020, the outstanding balance of this loan is $3,340,602, comprised of principal of $3,446,126, net of unamortized loan costs of $103,524.

PPP Loan

On April 8, 2020, Goedeker received a $642,600 PPP loan from the United States Small Business Administration under provisions of the CARES Act. The PPP loan has an 18-month term and bears interest at a rate of 1.0% per annum. Monthly principal and interest payments are deferred for six months after the date of disbursement. The PPP loan may be prepaid at any time prior to maturity with no prepayment penalties. The PPP loan contains events of default and other provisions customary for a loan of this type. The PPP provides that the loan may be partially or wholly forgiven if the funds are used for certain qualifying expenses as described in the CARES Act. The balance of the PPP loan was $642,600 as of October 23, 2020 and was classified as a current liability. Goedeker repaid the PPP loan on November 2, 2020.

Small Business Community Capital II, L.P.

On April 5, 2019, Goedeker, as borrower, and Holdco entered into a loan and security agreement with Small Business Community Capital II, L.P. (“SBCC”) for a term loan in the principal amount of $1,500,000, pursuant to which Goedeker issued to SBCC a term note in the principal amount of up to $1,500,000 and a ten-year warrant to purchase shares of the most senior capital stock of Goedeker equal to 5.0% of the outstanding equity securities of Goedeker on a fully-diluted basis for an aggregate price equal to $100. As of December 31, 2019, the balance of the note was $999,201.

On August 4, 2020, Goedeker used a portion of the proceeds from the Goedeker IPO to repay the term note in full and the loan and security agreement was terminated. The total payoff amount was $1,122,412 consisting of principal of $1,066,640, interest of $11,773 and prepayment, legal, and other fees of $43,999.

Goedeker classified the warrant as a derivative liability on the balance sheet at June 30, 2020 of $2,250,000 based on the estimated value of the warrant in the Goedeker IPO. The increase in the value of the warrant from the estimated value of $122,344 at December 31, 2020 resulted in a charge of $2,127,656 during the period January 1, 2020 through October 23, 2020 (date of distribution). Immediately prior to the closing of the Goedeker IPO on August 4, 2020, SBCC converted the warrant into 250,000 shares of common stock.

Notes payable, related parties

A portion of the purchase price for the acquisition of Goedeker Television was paid by the issuance by Goedeker to Steve Goedeker, as representative of Goedeker Television, of a 9% subordinated promissory note in the principal amount of $4,100,000. As of December 31, 2019, the balance of the note was $3,300,444.

Pursuant to a settlement agreement, the parties entered into an amendment and restatement of the note that became effective as of the closing of the Goedeker IPO on August 4, 2020, pursuant to which (i) the principal amount of the existing note was increased by $250,000, (ii) upon the closing of the Goedeker IPO, Goedeker agreed to make all payments of principal and interest due under the note through the date of the closing, and (iii) from and after the closing, the interest rate of the note was increased from 9% to 12%. In accordance with the terms of the amended and restated note, Goedeker used a portion of the proceeds from the Goedeker IPO to pay $1,083,842 of the balance of the note representing a $696,204 reduction in the principal balance and interest accrued through August 4, 2020 of $387,638.

Goedeker refinanced this note payable with proceeds from the loan from Arvest Bank. In connection with the refinance, Goedeker recorded a $757,239 loss on extinguishment of debt consisting of a $250,000 forbearance fee, write-off of unamortized loan discount of $338,873, and write-off of unamortized debt costs of $168,366.

Convertible Promissory Note

On April 5, 2019, the Company, Holdco and Goedeker entered into a securities purchase agreement with Leonite Capital LLC, a Delaware limited liability company, pursuant to which they issued to Leonite Capital LLC a secured convertible promissory note in the aggregate principal amount of $714,286 due April 5, 2020. See Note 13 for further details of the convertible promissory note.